Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Schedule of Goodwill Allocated	The following table shows only the 11 CGUs (2020: 12 CGUs) where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU / Operating segment / Country	September 30, 2021	September 30, 2020
La Carolina / Crops / Argentina	197	168
La Carolina / Cattle / Argentina	32	27
El Orden / Crops / Argentina	212	180
El Orden / Cattle / Argentina	8	7
La Guarida / Crops / Argentina	1,407	1,196
La Guarida / Cattle / Argentina	725	616
Los Guayacanes / Crops / Argentina	2,606	2,215
Doña Marina / Rice / Argentina	4,536	3,856
Huelen / Crops / Argentina (1)	—	3,838
El Colorado / Crops / Argentina	2,256	1,918
El Colorado / Cattle / Argentina	22	19
Closing net book value of goodwill allocated to CGUs tested (Note 15)	12,001	14,040
Closing net book value of PPE items allocated to CGUs tested	143,064	161,010
Total assets allocated to CGUs tested	155,065	175,050

(1) Dispose on December 2020, see Note 21.

Schedule of Key Assumptions in Valuation Calculations
The key assumptions used by management in the value-in-use calculations which are considered to be most sensitive to the calculation are:

Key Assumptions	September 30, 2021	September 30, 2020
Financial projections	Covers 5 years for UMA (*)	Covers 4 years for UMA (*)
	Covers 5 years for AVI (**)	Covers 7 years for AVI (**)
Yield average growth rates	0-1%	0-1%
Future pricing increases	1.76% per annum	1.76% per annum
Future cost decrease	0.33% per annum	0.33% per annum
Discount rates	4%	7%
Perpetuity growth rate	1%	1%

(*) UMA stands for Usina Monte Alegre LTDA.
    (**) AVI stands for Adecoagro Vale Do Ivinhema S.A.
The following table shows only the 2 CGUs where goodwill was allocated at each period end and the corresponding amount of goodwill allocated to each one:

CGU/ Operating segment	September 30, 2021	September 30, 2020
AVI / Sugar, Ethanol and Energy	2,919	2,815
UMA / Sugar, Ethanol and Energy	1,095	1,056
Closing net book value of goodwill allocated to CGUs tested (Note 15)	4,014	3,871
Closing net book value of PPE items allocated to CGUs tested	469,434	494,077
Total assets allocated to 2 CGUs tested	473,448	497,948